JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
Funds listed in Appendix A (the “Funds”)
File Nos. 2-95973 and 811-4236
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 301 (Amendment No. 302 under the Investment Company Act of 1940) filed electronically on October 25, 2019.
Please contact the undersigned at (212) 648-0919 if you have any questions concerning this filing.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary

Appendix A
JPMorgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth and Income Fund
JPMorgan Investor Growth Fund